Earnings per Share - Summary of Calculations of Earnings per Share (Detail) - MXN ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Weighted-average number of shares outstanding	45,569,180	43,107,457	42,211,409
Capitalization of retained earnings	0	1,687,295	1,687,295
Effect of dilutive instruments - mandatorily convertible securities (note 16.2)	708,153	708,153	708,153
Weighted-average number of shares - basic	46,277,333	45,502,905	44,606,857
Effect of dilutive instruments - share-based compensation (note 21)	316,970	237,102	226,972
Effect of potentially dilutive instruments - optionally convertible securities (note 16.2)	1,420,437	2,698,600	3,834,458
Weighted-average number of shares - diluted	48,014,740	48,438,607	48,668,287
Net income from continuing operations	$ 11,044	$ 13,180	$ 14,491
Less: non-controlling interest net income	789	1,417	1,173
Controlling interest net income from continuing operations	10,255	11,763	13,318
Plus: after tax interest expense on mandatorily convertible securities	61	91	119
Controlling interest net income from continuing operations - for basic earnings per share calculations	10,316	11,854	13,437
Plus: after tax interest expense on optionally convertible securities	436	903	1,079
Controlling interest net income from continuing operations - for diluted earnings per share calculations	10,752	12,757	14,516
Net income from discontinued operations	$ 212	$ 3,461	$ 713
Basic earnings per share
Controlling interest basic earnings per share	$ 0.22	$ 0.34	$ 0.32
Controlling interest basic earnings per share from continuing operations	0.22	0.26	0.30
Controlling interest basic earnings per share from discontinued operations	0.00	0.08	0.02
Diluted earnings per share
Controlling interest diluted earnings per share	0.22	0.34	0.32
Controlling interest diluted earnings per share from continuing operations	0.22	0.26	0.30
Controlling interest diluted earnings per share from discontinued operations	$ 0.00	$ 0.08	$ 0.02